Loans Held for Investment - Loan Activity (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
SEC Schedule, 12-29, Real Estate Companies, Investment in Movement in Mortgage Loans on Real Estate [Roll Forward]
Principal, beginning balance	$ 92,863
Deferred fees, beginning balance	(984)
Carrying value, beginning balance	91,879
Additional funding	274
Principal, originations	55,515
Deferred fees, originations	(675)
Carrying value, originations	54,840
Net amortization of deferred fees	254
Principal, ending balance	148,652
Deferred fees, ending balance	(1,405)
Carrying value, ending balance	$ 147,247